Quarterly Financial Information (Unaudited) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information (Unaudited) [Abstract]
Sales	$ 4,032	$ 3,965	$ 4,239	$ 4,208	$ 3,986	$ 3,915	$ 4,234	$ 4,109	$ 3,713	$ 3,426	$ 3,661	$ 3,583	$ 16,444	$ 16,244	$ 14,383
Gross profit	425	414	476	474	451	381	517	511	467	387	439	429	1,789	1,860	1,722
Restructuring charges and asset impairments	88	3	2	2	(27)	0	0	0	(35)	0	(3)	(7)	(95)	(27)	(45)
Intangible asset impairments				0				0				0
Gain (loss) on retirement of debt - net	0	(1)	0	(5)	(1)	(19)	(10)	(10)	(13)	(1)	(1)	0	(6)	(40)	(15)
Earnings (losses) before income taxes	137	244	319	308	259	204	338	347	253	236	289	263	1,008	1,148	1,041
Net earnings (losses) attributable to TRW	$ 419	$ 163	$ 220	$ 206	$ 425	$ 158	$ 293	$ 281	$ 204	$ 199	$ 227	$ 204	$ 1,008	$ 1,157	$ 834
Basic earnings (losses) per share	$ 3.45	$ 1.33	$ 1.80	$ 1.66	$ 3.44	$ 1.28	$ 2.37	$ 2.29	$ 1.68	$ 1.66	$ 1.90	$ 1.72	$ 8.24	$ 9.37	$ 6.96
Diluted earnings (losses) per share	$ 3.26	$ 1.28	$ 1.71	$ 1.59	$ 3.27	$ 1.22	$ 2.21	$ 2.13	$ 1.56	$ 1.54	$ 1.78	$ 1.61	$ 7.83	$ 8.82	$ 6.49